Finance Liabilities	12 Months Ended
Dec. 31, 2025
Finance Liabilities [Abstract]
Finance Liabilities
9.
Finance Liabilities
On March 29, 2022, the Company
sold
Florida
to an unrelated third party
and leased back the vessel
from
the buyer for
a period of
ten years
, under which
the Company pays
a fixed monthly
hire. The Company
has
the option to
repurchase the vessel
at specific prices, after
the end of
the third year
of the charter period
and for
each year
thereafter,
and the
obligation to
purchase the
vessel on
the expiration
of the
lease on
the tenth year.
On August 17, 2022, the
Company entered into
two
sale and leaseback agreements with two
unaffiliated
third parties for New Orleans
and
Santa Barbara
. The vessels
were delivered
to their buyers
on September
8, 2022 and
September 12,
2022, respectively
and the
Company chartered-in
both vessels
under bareboat
charter parties
for a
period of
eight years
, each,
under which
the Company
pays a
fixed monthly
hire. Under
the bareboat charter, the
Company has the
option to repurchase
the vessel at
specific prices, after
the end
of the
third year
of the
charter period
and for
each year
thereafter, and the
obligation to
purchase the
vessel
on the expiration of the lease on the eighth year.
On December 6, 2022, the Company
sold
DSI Andromeda
to an unrelated third party and leased
back the
vessel
under
a
bareboat agreement,
for
a
period
of
ten years
,
under
which
the
Company
pays
a
fixed
monthly hire. The Company has the option to repurchase the
vessel at specific prices, after the end of the
third year of the charter period
and for each year thereafter,
and the obligation to purchase the vessel
on
the expiration of the lease on the tenth year.
The Company determined
that, under ACS
842-40 Sale and
Leaseback Transactions, the
transactions are
failed
sales
and
consequently the
assets
were not
derecognized from
the
financial
statements
and
the
proceeds from the sale of the vessels were accounted for as financial liabilities. As of December
31, 2025
and
2024, finance
liability
amounted to
$
10,041
and
$
9,608
,
respectively,
included in
finance
liabilities,
current and $ 103,259
and $
113,300
respectively included in finance liabilities, net of
current portion. As of
December 31, 2025, the
weighted average remaining lease
term of the above lease
agreements was
5.71
years, the
average interest rate
was
4.83
% and the
sublease income for
the years ended
December 31,
2025, 2024 and 2023 was
$
29,073 , $ 28,814
and $
34,560 , respectively, included in time charter revenues.
As of
December 31,
2025, and
throughout
the term
of the
leases,
the Company
has annual
finance liabilities
as shown in the table below:
Period Principal Repayment
Year 1 $ 10,224
Year 2 10,661
Year 3 11,151
Year 4 11,604
Year 5 36,170
Year 6 and
thereafter
34,282
Total $ 114,092